STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

12. STOCK-BASED COMPENSATION

In November 2021, we adopted the 2021 Stock Incentive Plan (the “2021 Plan”). The 2021 Plan provides for the grant of incentive stock options to our employees and any parent and subsidiary companies’ employees, and for the grant of non-statutory stock options, restricted stock, restricted stock units (“RSUs”), stock appreciation rights (“SARs”), performance units, and performance shares to our employees, directors, and consultants and our parent and subsidiary companies’ employees and consultants. The maximum aggregate number of shares of common stock that may be issued under the 2021 Plan is 9,650,000 shares. As of December 31, 2021, 7,050,000 shares of common stock were reserved and available for issuance under the 2021 Plan.

Market Condition Restricted Shares

On November 4, 2021, the Company issued and granted to certain employees a total of 2,600,000 restricted stock awards under the 2021 Plan, of which 2,600,000 restricted shares will vest if, on or before November 8, 2031, the Fair Market Value (as defined in the Plan) of the Company’s common stock shall have equaled or exceeded $40.00 per share for twenty consecutive trading days. For computing the fair value of the 2,600,000 restricted shares with a market condition, the fair value of the restricted stock award grant has been estimated as of the date of grant using the Monte-Carlo pricing model with the assumptions below.

Number issued	2,600,000
Vesting period	$40.00 stock price target
Grant price (per share)	$4.65
Dividend yield	0.0%
Expected volatility	32.08%
Risk-free interest rate	1.59%
Expected term (years)	5.67

A summary of changes in outstanding options and restricted stock awards during the year ended December 31, 2021 is as follows:

		Weighted
		Average
		Grant Date
	Number of RSAs	Fair Value
Outstanding at December 31, 2020	—	—
Granted	2,600,000	$4.65
Vested	—	—
Forfeited	—	—
Outstanding at December 31, 2021	2,600,000	$4.65

Stock-based compensation expense of $355 was recognized in selling, general and administrative expenses in the Company’s consolidated statements of operations and comprehensive income.

As of December 31, 2021, there were 2,600,000 unvested restricted stock awards and unrecognized compensation cost of $11,735 related to unvested restricted stock awards. Unrecognized compensation cost of restricted stock awards is expected to be recognized over the weighted average period of 5.5 years.